CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Parent	Common Stock	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Noncontrolling Interest
Beginning of year at Dec. 31, 2013			$ 2	$ 5,934	$ 5,205	$ (603)	$ 2,903
Deferred tax on dividend of AB Units				(26)
Non cash capital contribution from AXA Financial				0
Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified Pension Plan to AXA Financial				0		0
Repurchase of AB Holding units							(62)
Net earnings (loss)	$ 4,420				4,033		387
Dividends					(429)		(401)
Dividend of AB Units by AXA Equitable to AXA Financial							48
Other comprehensive income (loss)	925					954	(29)
Other				49			143
End of year at Dec. 31, 2014	18,108	$ 15,119	2	5,957	8,809	351	2,989
Deferred tax on dividend of AB Units				(35)
Non cash capital contribution from AXA Financial				137
Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified Pension Plan to AXA Financial				(772)		772
Repurchase of AB Holding units							(154)
Net earnings (loss)	1,464				1,061		403
Dividends					(912)		(414)
Dividend of AB Units by AXA Equitable to AXA Financial							145
Other comprehensive income (loss)	(910)					(895)	(15)
Other				34			132
End of year at Dec. 31, 2015	17,595	14,509	$ 2	5,321	8,958	228	3,086
Deferred tax on dividend of AB Units				0
Non cash capital contribution from AXA Financial				0
Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified Pension Plan to AXA Financial				0		0
Repurchase of AB Holding units							(168)
Net earnings (loss)	544				75		464
Dividends					(1,050)		(384)
Dividend of AB Units by AXA Equitable to AXA Financial							0
Other comprehensive income (loss)	(238)					(221)	(17)
Other				18			104
End of year at Dec. 31, 2016	$ 16,416	$ 13,331		$ 5,339	$ 7,983	$ 7	$ 3,085